ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of changes in accumulated other comprehensive income by component, net of tax of nil

Foreign currency
translation
RMB
Balance as of January 1, 2018	(2,673)
Current year other comprehensive income	88,652
Balance as of December 31, 2018	85,979
Current year other comprehensive loss	(8,075)
Balance as of December 31, 2019	77,904
Current year other comprehensive loss	(133,439)
Balance as of December 31, 2020	(55,535)
Balance as of December 31, 2020, in US$	(8,511)